EATON VANCE SPECIAL INVESTMENT TRUST
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054



                                  CERTIFICATION


     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 02-27962) certifies (a) that the forms of prospectuses and statements of additional information dated May 2, 2005 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 74 ("Amendment No. 74") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 74 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-05-000457) on April 29, 2005.

                            Eaton Vance Balanced Fund
                         Eaton Vance Large-Cap Core Fund
                        Eaton Vance Large-Cap Value Fund
                        Eaton Vance Small-Cap Growth Fund
                        Eaton Vance Small-Cap Value Fund
                        Eaton Vance Special Equities Fund
                            Eaton Vane Utilities Fund
                        Eaton Vance Emerging Markets Fund
                         Eaton Vance Greater India Fund
                Eaton Vance Institutional Short Term Income Fund
               Eaton Vance Institutional Short Term Treasury Fund


                                            EATON VANCE SPECIAL INVESTMENT TRUST


                                            By:  /s/ Alan R. Dynner
                                                 --------------------
                                                 Alan R. Dynner, Esq.
                                                 Secretary


Dated:  May 4, 2005